Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.11757%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,736,977.43

Principal:
Principal Collections	$21,681,492.26
Prepayments in Full	$8,978,562.48
Liquidation Proceeds	$283,476.83
Recoveries	$36,411.01
Sub Total	$30,979,942.58
Collections	$32,716,920.01

Purchase Amounts:
Purchase Amounts Related to Principal	$54,887.58
Purchase Amounts Related to Interest	$225.14
Sub Total	$55,112.72

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,772,032.73

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,772,032.73
Servicing Fee	$480,901.23	$480,901.23	$0.00	$0.00	$32,291,131.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,291,131.50
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$32,291,131.50
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$32,291,131.50
Interest - Class A-3 Notes	$969,108.22	$969,108.22	$0.00	$0.00	$31,322,023.28
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$30,720,809.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,720,809.78
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$30,522,250.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,522,250.53
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$30,384,921.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,384,921.03
Regular Principal Payment	$28,053,710.94	$28,053,710.94	$0.00	$0.00	$2,331,210.09
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,331,210.09
Residual Released to Depositor	$0.00	$2,331,210.09	$0.00	$0.00	$0.00
Total		$32,772,032.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,053,710.94
Total					$28,053,710.94

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,053,710.94	$54.05	$969,108.22	$1.87	$29,022,819.16	$55.92
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$28,053,710.94	$17.77	$1,906,210.47	$1.21	$29,959,921.41	$18.98

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$259,582,558.79	0.5001205	$231,528,847.85	0.4460713
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$495,702,558.79	0.3139464	$467,648,847.85	0.2961790

Pool Information
Weighted Average APR	3.564%	3.588%
Weighted Average Remaining Term	33.26	32.57
Number of Receivables Outstanding	29,424	28,599
Pool Balance	$577,081,472.18	$545,705,758.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$531,200,890.01	$502,676,543.37
Pool Factor	0.3306483	0.3126711

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$43,029,215.20
Targeted Overcollateralization Amount	$78,056,910.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,056,910.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$377,294.46
(Recoveries)		67	$36,411.01
Net Loss for Current Collection Period			$340,883.45
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7088%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7391%
Second Prior Collection Period			0.7064%
Prior Collection Period			0.1830%
Current Collection Period			0.7287%
Four Month Average (Current and Prior Three Collection Periods)			0.5893%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,919	$10,780,189.72
(Cumulative Recoveries)			$1,439,317.68
Cumulative Net Loss for All Collection Periods			$9,340,872.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5352%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,617.61
Average Net Loss for Receivables that have experienced a Realized Loss			$4,867.57

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.65%	333	$9,013,559.98
61-90 Days Delinquent	0.38%	64	$2,095,598.80
91-120 Days Delinquent	0.04%	8	$219,937.12
Over 120 Days Delinquent	0.13%	26	$721,207.89
Total Delinquent Receivables	2.21%	431	$12,050,303.79

Repossession Inventory:
Repossessed in the Current Collection Period		9	$268,509.38
Total Repossessed Inventory		21	$714,874.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2419%
Prior Collection Period			0.3161%
Current Collection Period			0.3427%
Three Month Average			0.3002%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5565%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	28

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	129	$3,475,494.76
2 Months Extended	182	$5,229,852.68
3+ Months Extended	20	$637,458.29

Total Receivables Extended	331	$9,342,805.73
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer